RMLT 2020-2 Consolidated ABS-15G

Exhibit 99.9

Data Compare Report
Account Number	Field ID	Original Field Value	Audit Value	Match
XXX	Lender_Name	XXX	XXX	FALSE
XXX	Closing_Date	2019-12-11	12/6/2019 12:00:00 AM	FALSE
XXX	Lender_Name	XXX	XXX	FALSE
XXX	Closing_Date	2019-06-27	9/13/2019 12:00:00 AM	FALSE
XXX	Closing_Date	2019-09-26	11/22/2019 12:00:00 AM	FALSE
XXX	Closing_Date	2019-10-15	11/20/2019 12:00:00 AM	FALSE